Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets
Securities available for sale, at fair value	$ 4,590,062,000	$ 3,446,097,000
Mortgage loans held for sale	134,916,000	157,041,000
Derivative instruments	29,056,000	28,804,000
Liabilities
Derivative instruments	16,191,000	21,244,000
Fair value assets transferred from Level 1 to Level 2	0	0
Recurring
Assets
Securities available for sale, at fair value	4,590,062,000	3,446,097,000
Mortgage loans held for sale	134,916,000	157,041,000
Derivative instruments	31,265,000	38,886,000
Total, Assets	4,756,243,000	3,642,024,000
Liabilities
Derivative instruments	25,154,000	30,209,000
Total	25,154,000	30,209,000
Recurring | Level 1
Assets
Securities available for sale, at fair value	0	0
Mortgage loans held for sale	0	0
Derivative instruments	0	0
Total, Assets	0	0
Liabilities
Derivative instruments	0	0
Total	0	0
Recurring | Level 2
Assets
Securities available for sale, at fair value	4,590,062,000	3,446,097,000
Mortgage loans held for sale	134,916,000	157,041,000
Derivative instruments	31,265,000	38,886,000
Total, Assets	4,756,243,000	3,642,024,000
Liabilities
Derivative instruments	25,154,000	30,209,000
Total	25,154,000	30,209,000
Recurring | Level 3
Assets
Securities available for sale, at fair value	0	0
Mortgage loans held for sale	0	0
Derivative instruments	0	0
Total, Assets	0	0
Liabilities
Derivative instruments	0	0
Total	$ 0	$ 0